Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
BNY Mellon Bond Market Index Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	10.24%	(0.41%)	1.30%
BNY Mellon Bond Market Index Fund - Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	9.97%	(0.65%)	1.06%
BNY Mellon Institutional S&P 500 Stock Index Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	37.72%	15.03%	12.78%
BNY Mellon Tax Managed Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with Maximum Sales Charge - 5.75%
Average Annual Return, Percent	16.73%	11.63%	10.06%
BNY Mellon Tax Managed Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent	21.94% [1]	12.12%	9.89%
BNY Mellon Tax Managed Growth Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	24.12%	13.24%	10.99%
Without Sales Load [Member] | BNY Mellon Tax Managed Growth Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares without Sales Charge
Average Annual Return, Percent	23.84%	12.97%	10.71%
Without Sales Load [Member] | BNY Mellon Tax Managed Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares without Deferred Sales Charge
Average Annual Return, Percent	22.94%	12.12%	9.89%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.49%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	38.00%	15.27%	13.00%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.